Event Subsequent to the Date of the Independent Auditor's Report (Details) - Subsequent Events [Member]	Jan. 12, 2026	Aug. 26, 2025
Bottom of range [member]
Event Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Reverse stock split		1
Top of range [member]
Event Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Reverse stock split	3.125